UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Howard Bloom
Title:   Chief Financial Officer
Phone:   (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom              New York, New York            February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total:  $73,374
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-14225                      Soundpost Capital, LP


                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                          December 31, 2011




COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                         VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE   SHARED NONE
--------------                  ---------         ------      ---------  --------   --- ----- ----------- -----   -----  ------ ----
ADECOAGRO S A                   COM               L00849106      176        21,228  SH        DEFINED     1          21,228
ADECOAGRO S A                   COM               L00849106       31         3,772  SH        SOLE        NONE        3,772
AERCAP HOLDINGS NV              SHS               N00985106    1,102        97,644  SH        DEFINED     1          97,644
AERCAP HOLDINGS NV              SHS               N00985106      196        17,356  SH        SOLE        NONE       17,356
ANAREN INC                      COM               032744104      423        25,473  SH        DEFINED     1          25,473
ANAREN INC                      COM               032744104       75         4,527  SH        SOLE        NONE        4,527
ASSURED GUARANTY LTD            COM               G0585R106      279        21,227  SH        DEFINED     1          21,227
ASSURED GUARANTY LTD            COM               G0585R106       50         3,773  SH        SOLE        NONE        3,773
AVATAR HLDGS INC                COM               053494100       91        12,736  SH        DEFINED     1          12,736
AVATAR HLDGS INC                COM               053494100       16         2,264  SH        SOLE        NONE        2,264
BANK OF AMERICA CORPORATION     COM               060505104    3,541       636,802  SH        DEFINED     1         636,802
BANK OF AMERICA CORPORATION     COM               060505104      629       113,198  SH        SOLE        NONE      113,198
BANK OF AMERICA CORPORATION     COM               060505104    4,721       849,100      PUT   DEFINED     1           8,491
BANK OF AMERICA CORPORATION     COM               060505104      839       150,900      PUT   SOLE        NONE        1,509
BLYTH INC                       COM NEW           09643P207      241         4,245  SH        DEFINED     1           4,245
BLYTH INC                       COM NEW           09643P207       43           755  SH        SOLE        NONE          755
CHEESECAKE FACTORY INC          COM               163072101      249         8,491  SH        DEFINED     1           8,491
CHEESECAKE FACTORY INC          COM               163072101       44         1,509  SH        SOLE        NONE        1,509
COMPLETE GENOMICS INC           COM               20454K104      995       339,633  SH        DEFINED     1         339,633
COMPLETE GENOMICS INC           COM               20454K104      177        60,367  SH        SOLE        NONE       60,367
COMVERSE TECHNOLOGY INC         COM PAR $0.10     205862402      478        69,624  SH        DEFINED     1          69,624
COMVERSE TECHNOLOGY INC         COM PAR $0.10     205862402       85        12,376  SH        SOLE        NONE       12,376
COOPER TIRE & RUBR CO           COM               216831107      238        16,982  SH        DEFINED     1          16,982
COOPER TIRE & RUBR CO           COM               216831107       42         3,018  SH        SOLE        NONE        3,018
COTT CORP QUE                   COM               22163N106      399        63,681  SH        DEFINED     1          63,681
COTT CORP QUE                   COM               22163N106       71        11,319  SH        SOLE        NONE       11,319
DIGITAL RIV INC                 COM               25388B104      128         8,491  SH        DEFINED     1           8,491
DIGITAL RIV INC                 COM               25388B104       23         1,509  SH        SOLE        NONE        1,509
EARTHLINK INC                   COM               270321102      328        50,945  SH        DEFINED     1          50,945
EARTHLINK INC                   COM               270321102       58         9,055  SH        SOLE        NONE        9,055
ENERGYSOLUTIONS INC             COM               292756202      499       161,328  SH        DEFINED     1         161,328
ENERGYSOLUTIONS INC             COM               292756202       89        28,672  SH        SOLE        NONE       28,672
EPOCRATES INC                   COM               29429D103      298        38,209  SH        DEFINED     1          38,209
EPOCRATES INC                   COM               29429D103       53         6,791  SH        SOLE        NONE        6,791
EXETER RES CORP                 COM               301835104      277       106,136  SH        DEFINED     1         106,136
EXETER RES CORP                 COM               301835104       49        18,862  SH        SOLE        NONE       18,862
FOSTER WHEELER AG               COM               H27178104      325        16,982  SH        DEFINED     1          16,982
FOSTER WHEELER AG               COM               H27178104       58         3,018  SH        SOLE        NONE        3,018
GENERAL MTRS CO                 COM               37045V100      430        21,227  SH        DEFINED     1          21,227
GENERAL MTRS CO                 COM               37045V100       76         3,773  SH        SOLE        NONE        3,773
GEO GROUP INC                   COM               36159R103      213        12,737  SH        DEFINED     1          12,737
GEO GROUP INC                   COM               36159R103       38         2,263  SH        SOLE        NONE        2,263
GOLDMAN SACHS GROUP INC         COM               38141G104    1,152        12,736  SH        DEFINED     1          12,736
GOLDMAN SACHS GROUP INC         COM               38141G104      205         2,264  SH        SOLE        NONE        2,264
GREEN MTN COFFEE ROASTERS IN    COM               393122106    1,906        42,500      PUT   DEFINED     1             425
GREEN MTN COFFEE ROASTERS IN    COM               393122106      336         7,500      PUT   SOLE        NONE           75
HILLTOP HOLDINGS INC            COM               432748101      458        54,245  SH        DEFINED     1          54,245
HILLTOP HOLDINGS INC            COM               432748101       91        10,755  SH        SOLE        NONE       10,755
HIMAX TECHNOLOGIES INC          SPONSORED ADR     43289P106       85        84,907  SH        DEFINED     1          84,907
HIMAX TECHNOLOGIES INC          SPONSORED ADR     43289P106       15        15,093  SH        SOLE        NONE       15,093
INTERVAL LEISURE GROUP INC      COM               46113M108      136        10,010  SH        DEFINED     1          10,010
INTERVAL LEISURE GROUP INC      COM               46113M108       27         1,990  SH        SOLE        NONE        1,990
INVACARE CORP                   COM               461203101    2,597       169,820  SH        DEFINED     1         169,820
INVACARE CORP                   COM               461203101      461        30,180  SH        SOLE        NONE       30,180
LEAR CORP                       COM NEW           521865204      507        12,736  SH        DEFINED     1          12,736
LEAR CORP                       COM NEW           521865204       90         2,264  SH        SOLE        NONE        2,264
LIHUA INTL INC                  COM               532352101      155        32,648  SH        DEFINED     1          32,648
LIHUA INTL INC                  COM               532352101       35         7,352  SH        SOLE        NONE        7,352
LIZ CLAIBORNE INC               COM               539320101      733        84,909  SH        DEFINED     1          84,909
LIZ CLAIBORNE INC               COM               539320101      130        15,091  SH        SOLE        NONE       15,091
MARVELL TECHNOLOGY GROUP LTD    ORD               G5876H105      289        20,858  SH        DEFINED     1          20,858
MARVELL TECHNOLOGY GROUP LTD    ORD               G5876H105       57         4,142  SH        SOLE        NONE        4,142
MGIC INVT CORP WIS              COM               552848103      311        83,430  SH        DEFINED     1          83,430
MGIC INVT CORP WIS              COM               552848103       62        16,570  SH        SOLE        NONE       16,570
MICROSOFT CORP                  COM               594918104      772        29,718  SH        DEFINED     1          29,718
MICROSOFT CORP                  COM               594918104      137         5,282  SH        SOLE        NONE        5,282
NORDION INC                     COM               65563C105      488        58,380  SH        DEFINED     1          58,380
NORDION INC                     COM               65563C105       97        11,620  SH        SOLE        NONE       11,620
NYSE EURONEXT                   COM               629491101      222         8,491  SH        DEFINED     1           8,491
NYSE EURONEXT                   COM               629491101       39         1,509  SH        SOLE        NONE        1,509
OCH ZIFF CAP MGMT GROUP         CL A              67551U105      714        84,910  SH        DEFINED     1          84,910
OCH ZIFF CAP MGMT GROUP         CL A              67551U105      127        15,090  SH        SOLE        NONE       15,090
OCLARO INC                      COM NEW           67555N206      120        42,453  SH        DEFINED     1          42,453
OCLARO INC                      COM NEW           67555N206       21         7,547  SH        SOLE        NONE        7,547
P F CHANGS CHINA BISTRO INC     COM               69333Y108      258         8,343  SH        DEFINED     1           8,343
P F CHANGS CHINA BISTRO INC     COM               69333Y108       51         1,657  SH        SOLE        NONE        1,657
PICO HLDGS INC                  COM NEW           693366205       87         4,246  SH        DEFINED     1           4,246
PICO HLDGS INC                  COM NEW           693366205       16           754  SH        SOLE        NONE          754
QUAD / GRAPHICS INC             COM CL A          747301109       60         4,172  SH        DEFINED     1           4,172
QUAD / GRAPHICS INC             COM CL A          747301109       12           828  SH        SOLE        NONE          828
REPUBLIC AWYS HLDGS INC         COM               760276105      218        63,676  SH        DEFINED     1          63,676
REPUBLIC AWYS HLDGS INC         COM               760276105       39        11,324  SH        SOLE        NONE       11,324
RESEARCH IN MOTION LTD          COM               760975102      923        63,682  SH        DEFINED     1          63,682
RESEARCH IN MOTION LTD          COM               760975102      164        11,318  SH        SOLE        NONE       11,318
SANOFI                          RIGHT 12/31/2020  80105N113    2,222     1,851,579  SH        DEFINED     1       1,851,579
SANOFI                          RIGHT 12/31/2020  80105N113      448       373,421  SH        SOLE        NONE      373,421
SAIC INC                        COM               78390X101      522        42,454  SH        DEFINED     1          42,454
SAIC INC                        COM               78390X101       93         7,546  SH        SOLE        NONE        7,546
SCHOLASTIC CORP                 COM               807066105      382        12,736  SH        DEFINED     1          12,736
SCHOLASTIC CORP                 COM               807066105       68         2,264  SH        SOLE        NONE        2,264
SPDR S&P 500 ETF TR             TR UNIT           78462F103   21,310       169,800      PUT   DEFINED     1           1,698
SPDR S&P 500 ETF TR             TR UNIT           78462F103    3,790        30,200      PUT   SOLE        NONE          302
SPDR SERIES TRUST               S&P RETAIL ETF    78464A714    4,461        84,900      PUT   DEFINED     1             849
SPDR SERIES TRUST               S&P RETAIL ETF    78464A714      794        15,100      PUT   SOLE        NONE          151
SPDR SERIES TRUST               S&P RETAIL ETF    78464A714    2,228        42,400      PUT   DEFINED     1             424
SPDR SERIES TRUST               S&P RETAIL ETF    78464A714      399         7,600      PUT   SOLE        NONE           76
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A          848574109      441        21,227  SH        DEFINED     1          21,227
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A          848574109       78         3,773  SH        SOLE        NONE        3,773
STONERIDGE INC                  COM               86183P102      322        38,209  SH        DEFINED     1          38,209
STONERIDGE INC                  COM               86183P102       57         6,791  SH        SOLE        NONE        6,791
SUN HEALTHCARE GROUP INC NEW    COM               86677E100      115        29,718  SH        DEFINED     1          29,718
SUN HEALTHCARE GROUP INC NEW    COM               86677E100       21         5,282  SH        SOLE        NONE        5,282
SUPERMEDIA INC                  COM               868447103      298       112,930  SH        DEFINED     1         112,930
SUPERMEDIA INC                  COM               868447103       58        22,070  SH        SOLE        NONE       22,070
TRANSOCEAN LTD                  REG SHS           H8817H100      475        12,367  SH        DEFINED     1          12,367
TRANSOCEAN LTD                  REG SHS           H8817H100      101         2,633  SH        SOLE        NONE        2,633
UNIVERSAL TECHNICAL INST INC    COM               913915104      320        25,029  SH        DEFINED     1          25,029
UNIVERSAL TECHNICAL INST INC    COM               913915104       64         4,971  SH        SOLE        NONE        4,971
USA TRUCK INC                   COM               902925106      131        16,982  SH        DEFINED     1          16,982
USA TRUCK INC                   COM               902925106       23         3,018  SH        SOLE        NONE        3,018
VISTEON CORP                    COM NEW           92839U206      636        12,736  SH        DEFINED     1          12,736
VISTEON CORP                    COM NEW           92839U206      113         2,264  SH        SOLE        NONE        2,264
WALGREEN CO                     COM               931422109      685        20,709  SH        DEFINED     1          20,709
WALGREEN CO                     COM               931422109      142         4,291  SH        SOLE        NONE        4,291




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